Summary of deferred revenue (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current	$ 19	$ 120
Non-current	1,028	914
Total	1,047	1,034
Pharmanovia [member]
IfrsStatementLineItems [Line Items]
Current	13	115
Non-current	984	875
Total	997	990
NK Meditech Limited [member]
IfrsStatementLineItems [Line Items]
Current	6	5
Non-current	44	39
Total	$ 50	$ 44